VESSELS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Vessel	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Line Items]
Vessels, Gross	$ 409,131	$ 339,676
Accumulated depreciation	42,186	26,034
Vessels, Net	$ 366,945	313,642
Deposit paid on vessels scheduled to be delivered		1,700
Number of vessels to be delivered | Vessel	2
Impairment loss on vessel	$ 0	0
Number of vessels currently in layup | Vessel	3
Vessel utilization rate	0.00%
Vessel charter rate	$ 0
Amount of possible write down should vessels be impaired	$ 121,100
Historical average PSV rates	3 years
Historical average utilization rates	15 years
Percentage that undiscounted cash flows are higher than carrying values	50.00%
Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	$ 404,174	334,978
Drydocking [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	1,736	1,736
Engine Overhaul [Member]
Property, Plant and Equipment [Line Items]
Vessels, Gross	$ 3,221	$ 2,962